FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Narrative (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure Of Financial Instruments And Fair Value Measurement [Abstract]
Transfers out of Level 3 of fair value hierarchy, assets	$ 2,057